FI - Roll-forward of liabilities measured at fair value on recurring basis (Details 5) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	SFr 455	SFr 410
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	35
Settlements, liabilities	0	(3)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	32	(61)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(21)	42
Foreign currency translation impact, liabilities	(13)	32
Balance at end of period, liabilities	453	455
Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	46	70
Transfers in, liabilities	0	3
Transfers out, liabilities	(15)	(1)
Purchases, liabilities	102	65
Sales, liabilities	(103)	(86)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	(5)
Balance at end of period, liabilities	30	46
Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,226	3,737
Transfers in, liabilities	768	566
Transfers out, liabilities	(641)	(1,049)
Purchases, liabilities	127	113
Sales, liabilities	(107)	(134)
Issuances, liabilities	2,573	1,193
Settlements, liabilities	(1,527)	(1,625)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	140
Gain (loss) on all other activity included in trading revenues, liabilities	(839)	461
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(3)	(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	19	(167)
Balance at end of period, liabilities	3,589	3,226
Trading liabilities | Debt securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2
Transfers in, liabilities	30
Transfers out, liabilities	(24)
Purchases, liabilities	39
Sales, liabilities	(23)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	1
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	25	2
Trading liabilities | Equity securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	55
Transfers in, liabilities	19
Transfers out, liabilities	(5)
Purchases, liabilities	87
Sales, liabilities	(80)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	(33)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	37	55
Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,169
Transfers in, liabilities	719
Transfers out, liabilities	(612)
Purchases, liabilities	1
Sales, liabilities	(4)
Issuances, liabilities	2,573
Settlements, liabilities	(1,527)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	(807)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	19
Balance at end of period, liabilities	3,527	3,169
Trading liabilities | Derivative instruments | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	317	538
Transfers in, liabilities	25	57
Transfers out, liabilities	(11)	(36)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	156	45
Settlements, liabilities	(145)	(258)
Gain (loss) on transfers in/out included in trading revenues, liabilities	16	6
Gain (loss) on all other activity included in trading revenues, liabilities	(171)	(14)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	2	(21)
Balance at end of period, liabilities	189	317
Trading liabilities | Derivative instruments | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	100	150
Transfers in, liabilities	19	11
Transfers out, liabilities	(1)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	55	9
Settlements, liabilities	(29)	(12)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	15	(52)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	1	(5)
Balance at end of period, liabilities	160	100
Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,301	1,181
Transfers in, liabilities	429	54
Transfers out, liabilities	(364)	(188)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,306	543
Settlements, liabilities	(548)	(692)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(36)	17
Gain (loss) on all other activity included in trading revenues, liabilities	(592)	441
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	4	(55)
Balance at end of period, liabilities	1,500	1,301
Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	898	851
Transfers in, liabilities	247	377
Transfers out, liabilities	(235)	(392)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	806	350
Settlements, liabilities	(572)	(376)
Gain (loss) on transfers in/out included in trading revenues, liabilities	16	61
Gain (loss) on all other activity included in trading revenues, liabilities	(30)	66
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	10	(39)
Balance at end of period, liabilities	1,140	898
Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	845	516
Transfers in, liabilities	335	95
Transfers out, liabilities	(242)	(172)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,090	865
Settlements, liabilities	(1,133)	(472)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	(2)
Gain (loss) on all other activity included in trading revenues, liabilities	(117)	19
Gain (loss) on transfers in/out included in other revenues, liabilities	0	4
Gain (loss) on all other activity included in other revenues, liabilities	(4)	10
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	6
Foreign currency translation impact, liabilities	7	(24)
Balance at end of period, liabilities	784	845
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,501	13,415
Transfers in, liabilities	2,988	1,172
Transfers out, liabilities	(3,108)	(3,004)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,628	4,540
Settlements, liabilities	(3,656)	(4,479)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(25)	(12)
Gain (loss) on all other activity included in trading revenues, liabilities	(1,368)	1,400
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	88
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(417)	21
Foreign currency translation impact, liabilities	124	(640)
Balance at end of period, liabilities	12,665	12,501
Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	149
Transfers in, liabilities	452
Transfers out, liabilities	(296)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	745
Settlements, liabilities	(501)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(10)
Gain (loss) on all other activity included in trading revenues, liabilities	(14)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	3
Balance at end of period, liabilities	528	149
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,259	12,434
Transfers in, liabilities	2,368	995
Transfers out, liabilities	(2,800)	(2,886)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,761	3,913
Settlements, liabilities	(3,115)	(3,079)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(17)	(14)
Gain (loss) on all other activity included in trading revenues, liabilities	(1,355)	1,390
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	87
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(417)	17
Foreign currency translation impact, liabilities	118	(598)
Balance at end of period, liabilities	11,800	12,259
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,478	1,684
Transfers in, liabilities	117	150
Transfers out, liabilities	(29)	(102)
Purchases, liabilities	45	211
Sales, liabilities	(128)	(304)
Issuances, liabilities	20	9
Settlements, liabilities	(420)	(403)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(25)
Gain (loss) on all other activity included in trading revenues, liabilities	97	(6)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	161	330
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	7	(66)
Balance at end of period, liabilities	1,341	1,478
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	223	219
Transfers in, liabilities		80
Transfers out, liabilities		(70)
Purchases, liabilities		189
Sales, liabilities		(218)
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		(7)
Gain (loss) on all other activity included in trading revenues, liabilities		40
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(10)
Balance at end of period, liabilities		223
Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,551	19,832
Transfers in, liabilities	4,208	1,986
Transfers out, liabilities	(4,035)	(4,328)
Purchases, liabilities	274	389
Sales, liabilities	(338)	(524)
Issuances, liabilities	9,311	6,642
Settlements, liabilities	(6,736)	(6,982)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(36)	101
Gain (loss) on all other activity included in trading revenues, liabilities	(2,195)	1,813
Gain (loss) on transfers in/out included in other revenues, liabilities	0	4
Gain (loss) on all other activity included in other revenues, liabilities	154	331
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	88
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(438)	69
Foreign currency translation impact, liabilities	144	(870)
Balance at end of period, liabilities	18,862	18,551
Bank | Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	455	410
Transfers in, liabilities	0	0
Transfers out, liabilities	0	0
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	0	35
Settlements, liabilities	0	(3)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	32	(61)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(21)	42
Foreign currency translation impact, liabilities	(13)	32
Balance at end of period, liabilities	453	455
Bank | Obligation to return securities received as collateral
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	46	70
Transfers in, liabilities	0	3
Transfers out, liabilities	(15)	(1)
Purchases, liabilities	102	65
Sales, liabilities	(103)	(86)
Issuances, liabilities	0	0
Settlements, liabilities	0	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	0	(5)
Balance at end of period, liabilities	30	46
Bank | Trading liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,226	3,737
Transfers in, liabilities	768	566
Transfers out, liabilities	(641)	(1,049)
Purchases, liabilities	127	113
Sales, liabilities	(107)	(134)
Issuances, liabilities	2,573	1,193
Settlements, liabilities	(1,527)	(1,625)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	140
Gain (loss) on all other activity included in trading revenues, liabilities	(839)	461
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	(3)	(9)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	19	(167)
Balance at end of period, liabilities	3,589	3,226
Bank | Trading liabilities | Debt securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2
Transfers in, liabilities	30
Transfers out, liabilities	(24)
Purchases, liabilities	39
Sales, liabilities	(23)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	1
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	25	2
Bank | Trading liabilities | Equity securities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	55
Transfers in, liabilities	19
Transfers out, liabilities	(5)
Purchases, liabilities	87
Sales, liabilities	(80)
Issuances, liabilities	0
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	(3)
Gain (loss) on all other activity included in trading revenues, liabilities	(33)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	(3)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	0
Balance at end of period, liabilities	37	55
Bank | Trading liabilities | Derivative instruments
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,169
Transfers in, liabilities	719
Transfers out, liabilities	(612)
Purchases, liabilities	1
Sales, liabilities	(4)
Issuances, liabilities	2,573
Settlements, liabilities	(1,527)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	(807)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	19
Balance at end of period, liabilities	3,527	3,169
Bank | Trading liabilities | Derivative instruments | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	317	538
Transfers in, liabilities	25	57
Transfers out, liabilities	(11)	(36)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	156	45
Settlements, liabilities	(145)	(258)
Gain (loss) on transfers in/out included in trading revenues, liabilities	16	6
Gain (loss) on all other activity included in trading revenues, liabilities	(171)	(14)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	2	(21)
Balance at end of period, liabilities	189	317
Bank | Trading liabilities | Derivative instruments | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	100	150
Transfers in, liabilities	19	11
Transfers out, liabilities	(1)	(1)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	55	9
Settlements, liabilities	(29)	(12)
Gain (loss) on transfers in/out included in trading revenues, liabilities	0	0
Gain (loss) on all other activity included in trading revenues, liabilities	15	(52)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	1	(5)
Balance at end of period, liabilities	160	100
Bank | Trading liabilities | Derivative instruments | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,301	1,181
Transfers in, liabilities	429	54
Transfers out, liabilities	(364)	(188)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,306	543
Settlements, liabilities	(548)	(692)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(36)	17
Gain (loss) on all other activity included in trading revenues, liabilities	(592)	441
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	4	(55)
Balance at end of period, liabilities	1,500	1,301
Bank | Trading liabilities | Derivative instruments | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	898	851
Transfers in, liabilities	247	377
Transfers out, liabilities	(235)	(392)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	806	350
Settlements, liabilities	(572)	(376)
Gain (loss) on transfers in/out included in trading revenues, liabilities	16	61
Gain (loss) on all other activity included in trading revenues, liabilities	(30)	66
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	10	(39)
Balance at end of period, liabilities	1,140	898
Bank | Short-term borrowings
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	845	516
Transfers in, liabilities	335	95
Transfers out, liabilities	(242)	(172)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,090	865
Settlements, liabilities	(1,133)	(472)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	(2)
Gain (loss) on all other activity included in trading revenues, liabilities	(117)	19
Gain (loss) on transfers in/out included in other revenues, liabilities	0	4
Gain (loss) on all other activity included in other revenues, liabilities	(4)	10
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	6
Foreign currency translation impact, liabilities	7	(24)
Balance at end of period, liabilities	784	845
Bank | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,501	13,415
Transfers in, liabilities	2,873	1,172
Transfers out, liabilities	(3,108)	(3,004)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	5,761	4,540
Settlements, liabilities	(3,656)	(4,479)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(25)	(12)
Gain (loss) on all other activity included in trading revenues, liabilities	(1,381)	1,400
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	88
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(417)	21
Foreign currency translation impact, liabilities	125	(640)
Balance at end of period, liabilities	12,671	12,501
Bank | Long-term debt | Long-term debt - of which structured notes over one year and up to two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	149
Transfers in, liabilities	452
Transfers out, liabilities	(296)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	745
Settlements, liabilities	(501)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(10)
Gain (loss) on all other activity included in trading revenues, liabilities	(14)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0
Foreign currency translation impact, liabilities	3
Balance at end of period, liabilities	528	149
Bank | Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	12,259	12,434
Transfers in, liabilities	2,368	995
Transfers out, liabilities	(2,800)	(2,886)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	4,761	3,913
Settlements, liabilities	(3,115)	(3,079)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(17)	(14)
Gain (loss) on all other activity included in trading revenues, liabilities	(1,355)	1,390
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	87
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(417)	17
Foreign currency translation impact, liabilities	118	(598)
Balance at end of period, liabilities	11,800	12,259
Bank | Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,467	1,679
Transfers in, liabilities	117	150
Transfers out, liabilities	(29)	(102)
Purchases, liabilities	45	211
Sales, liabilities	(128)	(304)
Issuances, liabilities	20	7
Settlements, liabilities	(417)	(398)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(7)	(25)
Gain (loss) on all other activity included in trading revenues, liabilities	94	(8)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	159	327
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	0	0
Foreign currency translation impact, liabilities	6	(70)
Balance at end of period, liabilities	1,327	1,467
Bank | Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	223	219
Transfers in, liabilities		80
Transfers out, liabilities		(70)
Purchases, liabilities		189
Sales, liabilities		(218)
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		(7)
Gain (loss) on all other activity included in trading revenues, liabilities		40
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities		0
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities		0
Foreign currency translation impact, liabilities		(10)
Balance at end of period, liabilities		223
Bank | Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,540	19,827
Transfers in, liabilities	4,093	1,986
Transfers out, liabilities	(4,035)	(4,328)
Purchases, liabilities	274	389
Sales, liabilities	(338)	(524)
Issuances, liabilities	9,444	6,640
Settlements, liabilities	(6,733)	(6,977)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(36)	101
Gain (loss) on all other activity included in trading revenues, liabilities	(2,211)	1,811
Gain (loss) on transfers in/out included in other revenues, liabilities	0	4
Gain (loss) on all other activity included in other revenues, liabilities	152	328
Gain (loss) on transfers in/out included in accumulated other comprehensive income, liabilities	(2)	88
Gain (loss) on all other activity included in accumulated other comprehensive income, liabilities	(438)	69
Foreign currency translation impact, liabilities	144	(874)
Balance at end of period, liabilities	SFr 18,854	SFr 18,540